DEI Document	Dec. 03, 2019
Document Information [Line Items]
Document Type	8-K
Title of 12(b) Security	Common shares, without par value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
City Area Code	(740)
Entity Incorporation, State or Country Code	OH
Entity Registrant Name	PARK NATIONAL CORPORATION
Document Period End Date	Dec. 03, 2019
Amendment Flag	false
Entity Central Index Key	0000805676
Entity File Number	1-13006
Entity Tax Identification Number	31-1179518
Local Phone Number	349-8451
Trading Symbol	PRK
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false